Compensation Plans (Tables)	12 Months Ended
Nov. 30, 2015
Compensation and Retirement Disclosure [Abstract]
TBS, PBS, and MBS Award Activity
During the year ended November 30, 2015, TBS, PBS and MBS award activity was as follows:

	TBS Awards		PBS Awards		MBS Awards
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2014	3,210,050	$36.30	572,787	$34.82	270,220	$64.11
Granted	1,064,060	$45.38	188,990	$47.47	—	$—
Vested	(1,296,378)	$31.35	(1,940)	$34.13	—	$—
Forfeited	(183,262)	$41.46	(186,651)	$32.48	(28,481)	$72.60
Outstanding at November 30, 2015	2,794,470	$41.72	573,186	$39.75	241,739	$63.11

Summary of Carnival Corporation and Carnival plc Stock Option Activity
A combined summary of Carnival Corporation and Carnival plc stock option activity during the year ended November 30, 2015 related to stock options previously granted was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
			(in years)	(in millions)
Outstanding at November 30, 2014	1,059,256	$51.36
Exercised	(190,690)	$46.49
Forfeited or expired	(833,566)	$52.63
Outstanding and exercisable at November 30, 2015	35,000	$47.83	0.9	$—

(a)	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2015.